Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related Party Transactions
Related-Party Transactions
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2018, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.9	Generation and sale of electricity

Transactions between the Corporation and its subsidiaries have been eliminated on consolidation and are not disclosed.
Transactions with Key Management Personnel
TransAlta’s key management personnel include the President and CEO and members of the senior management team that report directly to the President and CEO, and the members of the Board.
Key management personnel compensation is as follows:

Year ended Dec. 31	2018	2017	2016
Total compensation	17	24	20
Comprised of:
Short-term employee benefits	11	14	8
Post-employment benefits	2	2	2
Share-based payments	4	8	10